OTHER ASSETS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Depreciation expense	$ 15,879	$ 13,377